Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 15 – Commitments and Contingencies

Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements.

On July 1, 2022, Mr. Huajun Gao and Mr. Aimin Kong, each was a major shareholder of the Company, were detained by Nan County Public Safety Bureau of Yiyang City, Hunan Province, China. On July 26, 2022, Nan County People’s Procuratorate (“NCPP”) approved the arrest of Mr. Gao and Mr. Kong, charging them with assisting in illegal online business operation of Nanjing Jinwang Art Purchase E-commerce Co., Ltd. (“Nanjing Jinwang”) and prosecuted them to Nan County People’s Court (the “Court”) in August 2023. The Court had the hearing in August 2023 and trial in January 2024 and both of them have been released on bail waiting for the judgement of the Court since February 2024. On May 5, 2025, NCPP filed to the Court to withdraw the charges against Nanjing Jinwang, Mr. Aimin Kong and Mr. Huajun Gao due to lack of evidence to press the charges. On May 8, 2025, the Court ordered to grant the withdrawal of charges against Nanjing Jinwang, Mr. Kong and Mr. Gao by NCCP.

On July 1, 2022, the bank accounts of Nanjing Jinwang were frozen by Nan County Public Safety Bureau, including a trust account into which the customers of the Company deposit their security deposits in order to trade on the Company’s two online trading platforms which the Company has entrusted Nanjing Jinwang for escrow.

Also, on July 1, 2022, Nan County Public Safety Bureau froze certain bank accounts of Kashi Longrui, Kashi Dongfang, and Nanjing Yanyu, all subsidiaries of Jiangsu Yanggu Culture Development Co., Ltd., the VIE because they, each had business relationship with Nanjing Jinwang.

Neither the Company nor its VIE or subsidiaries of its VIE has received any notification for enforcement charges from Nan County Public Safety Bureau, other than cash and short-term investment in the frozen bank accounts with balances totaling approximately $14.7 million relating to the Nanjing Jinwang investigation as described above as of December 31, 2024. Currently the customers can freely transfer their deposits and make their withdrawals based on their actual needs. Mr. Gao and Mr. Kong are not officers, directors or employees of the Company, its VIE or subsidiaries of the VIE until January 23, 2025 when Mr. Aimin Kong was appointed as Chief Operating Officer of the Company.

Due to the investigation of Nanjing Jinwang and frozen bank accounts, the business operations of the Company have been materially and negatively impacted as its customers experienced difficulties withdrawing their security deposits through online banking and have concerns regarding their deposited funds. The Company has taken remedial measures to assist its customers in withdrawing security deposits, such as through manual and in person application with the bank to transfer funds, so that they will have confidence in the Company and continue to list and trade art and collectible products on the online platforms of the Company. However, there can be no assurance that these measures will restore customer confidence in using the Company’s services efficiently or at all.

Although NCCP has withdrawn its charges against Nanjing Jinwang, Nan County Public Safety Bureau has not released the funds from frozen accounts of Kashi Dongfang and Nanjing Yanyu as of the date of this report. The Company cannot reasonably estimate when the bank accounts for the subsidiaries of the VIE will be unfrozen by the Nan County Public Safety Bureau or the Court. The Company has and will continue to communicate with Nan County Public Safety Bureau and the Court to unfreeze the bank accounts and release the funds for the subsidiaries of the VIE.

Variable interest entity structure

In the opinion of management, (i) the corporate structure of the Company is in compliance with existing PRC laws and regulations; (ii) the Contractual Arrangements are valid and binding, and do not result in any violation of PRC laws or regulations currently in effect; and (iii) the business operations of the WFOE and the VIEs are in compliance with existing PRC laws and regulations in all material respects. However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to the foregoing opinion of the management. If the current corporate structure of the Company or the Contractual Arrangements are found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its corporate structure and operations in the PRC to comply with the changes and the new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Company’s current corporate structure or the Contractual Arrangements is remote based on current facts and circumstances.

The Company has not provided for deferred income tax liabilities on the PRC entities’ undistributed earnings as of December 31, 2024 and 2023, respectively, because the Company controls the timing of the undistributed earnings and it is probable that such earnings will not be distributed. The Company plans to reinvest those earnings in the PRC indefinitely in the foreseeable future.

Lease commitments

The Company has four non-cancellable operating lease agreements for three office units and one warehouse. These lease agreements have lease terms expiring between December 2024 and October 2025 with a monthly rental of approximately $8,400, $1,900, $180 and $250, respectively. Upon adoption of ASU 2016-02 on January 1, 2021, the Company does not have any leases that are over one year.

Rent expense for the years ended December 31, 2024, 2023 and 2022 was $93,925, $177,189 and $179,552, respectively.